Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Cyber security is crucial to the Group’s business operations, as the Group relies on IDT systems and networks to conduct core activities, including manufacturing, distribution, marketing, customer service, science, research and development, and financial and management reporting.
The Board acknowledges that cyber security threats present significant risks to the Group’s business, reputation, financial condition and competitive position, as well as to the security and privacy of our consumers, employees and other stakeholders. These risks are pertinent as the Group introduces new technologies from time to time as part of its business transformation, such as loyalty programmes, connected technologies and other interactive platforms which may alter the Group’s risk profile and increase the Group’s exposure to cyber threats.
To mitigate these risks, the Group implements processes to identify, assess and manage material cyber security risks. These processes are integrated into the
Group’s overall risk management systems and processes, overseen by the Board and implemented by management. These processes include:
–implementing appropriate technical and organisational security measures, such as defensive technologies, encryption, authentication, and backup and recovery systems, to protect the confidentiality, integrity and availability of all Group systems and networks, and the data stored on or transmitted through them;
–providing regular training and awareness programmes to Group company employees and contractors on cyber security best practices and procedures, adherence to our Standards of Business Conduct (SoBC) (including cyber security and information security requirements) and responding to other relevant issues as required;
–maintaining vendor management processes for key vendors, including conducting due diligence and incorporating contractual obligations, intended to ensure that third-party service providers with access to Group IDT systems and networks, or that process or store Group data, adhere to our cyber security requirements and standards;
–developing, maintaining and testing the Group’s incident response and business continuity procedures designed to enable the Group to promptly detect, contain, analyse, report and recover from any potential or actual incidents and establish the Group’s resiliency from technology-related incidents;
–engaging external assessors, consultants and other third parties as appropriate, to support the Group’s cyber security risk assessment, identification and management processes and to provide independent assurance and recommendations; and
–engaging with relevant internal and external stakeholders, such as regulators, law enforcement authorities, customers and other industry stakeholders, on cyber security matters and being prepared to disclose any material cyber security risks or incidents in a timely and transparent manner.
Our Group SoBC and Supplier Code of Conduct include requirements for all Group employees, contractors as well as suppliers to conduct themselves in a way that reduces cyber security risk and protects the Group’s systems and data.
The Group regularly reviews and updates its cyber security risk processes to support alignment with business objectives, regulatory requirements and industry standards.
To support the ongoing transformation of the Group’s business and product portfolio, the Group is strengthening its digital risk management programme.
This includes updating cyber security controls and incident response plan, expanding the cyber security team, increasing business-wide engagement, and extending coverage to a wider range of technologies and solutions. These efforts aim to improve identification, management, monitoring and reporting of cyber risks. Insights from audits, assessments, and incident reports are regularly reviewed and integrated to enhance cyber resilience and awareness across the
Group.
Cyber security risk management is integrated into, and follows, the Group’s risk identification process. Cyber security risks are integrated into the Group risk register and assessed by defined impact and likelihood categories.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	These processes are integrated into the
Group’s overall risk management systems and processes, overseen by the Board and implemented by management. These processes include:
–implementing appropriate technical and organisational security measures, such as defensive technologies, encryption, authentication, and backup and recovery systems, to protect the confidentiality, integrity and availability of all Group systems and networks, and the data stored on or transmitted through them;
–providing regular training and awareness programmes to Group company employees and contractors on cyber security best practices and procedures, adherence to our Standards of Business Conduct (SoBC) (including cyber security and information security requirements) and responding to other relevant issues as required;
–maintaining vendor management processes for key vendors, including conducting due diligence and incorporating contractual obligations, intended to ensure that third-party service providers with access to Group IDT systems and networks, or that process or store Group data, adhere to our cyber security requirements and standards;
–developing, maintaining and testing the Group’s incident response and business continuity procedures designed to enable the Group to promptly detect, contain, analyse, report and recover from any potential or actual incidents and establish the Group’s resiliency from technology-related incidents;
–engaging external assessors, consultants and other third parties as appropriate, to support the Group’s cyber security risk assessment, identification and management processes and to provide independent assurance and recommendations; and
–engaging with relevant internal and external stakeholders, such as regulators, law enforcement authorities, customers and other industry stakeholders, on cyber security matters and being prepared to disclose any material cyber security risks or incidents in a timely and transparent manner.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board is responsible for the Group's strategy, including oversight of the Group’s IDT and cyber security strategy, and for reviewing the effectiveness of its risk management and internal control systems.
On an annual basis, the Board reviews the Group risk register, which incorporates cyber security risks. In 2025, the Board was briefed on the Group’s cyber security incident response plan and approach to incident classification by the Director, Digital & Information and the Group Chief Information Security
Officer (CISO) (reporting to the Director, Digital & Information).
Through the Audit Committee’s terms of reference, the Board has delegated certain responsibilities to the Audit Committee, including the review of the
Group's risk management and internal control framework to ensure there is due process for risk identification and management, monitoring the effectiveness of material controls, reviewing the Group risk register and emerging risks, and monitoring procedures and controls for safeguarding assets including cyber security controls.
The Audit Committee reviews the Group risk register twice annually and is briefed periodically on the cyber risk landscape and Group cyber resilience by the
Group CISO. The Audit Committee also receives reports from the Corporate Audit Committee, which monitors the effectiveness of risk management and internal controls across the Group’s functions and oversees the Group’s cyber security risk management framework.
The Group maintains a dedicated cyber security team, led by the Group CISO, responsible for developing and implementing the Group’s cyber security strategy, standards and procedures, including to address any material incident that might arise.
The Group's cyber security team has appropriate professional expertise, knowledge and experience in the field, including to identify, assess and manage cyber security risks, maintain appropriate security monitoring, incident response and business continuity procedures, and to implement those should an incident arise. Senior cyber security team members, including the Group CISO, all have prior relevant industry experience.
The Group CISO has over 25 years of information security and IT experience with the Group and previously served as the Deputy CISO for the Group.
Relevant industry certifications are also held within the cyber security team, for example, Certified Information Security Manager (CISM), Certified
Information Systems Auditor (CISA), Certified in Risk and Information Systems Controls (CRISC), Certified Incident Handler, Certified Forensic Analyst
and Certified Information Systems Security Professional.
The Group's cyber security team actively monitors and evaluates the evolving cyber security threat landscape. It assesses the security posture of the Group’s
IDT landscape using various tools, including vulnerability scans, penetration tests and control assessments. Specialists are engaged on an annual basis to assess the Group’s cyber security programme and identify and prioritise cyber security risks and vulnerabilities.
Key findings from these assessments and incident summaries are reported periodically to the Director, Digital & Information, and to the Audit Committee
where applicable, accompanied by recommendations for mitigating or addressing any identified risks. Any significant cyber security incidents would be reported as soon as reasonably practicable to the Audit Committee and the Board in accordance with the Group’s incident response procedures.
For additional information on cyber security threats and how these could materially affect our business strategy, results of operations or financial condition, refer to Item 3.D - Group risk factor 'Disruption to the Group’s or its third-party providers’ digital and information technology systems’, including by cyberattack, human error, or the malicious manipulation or disclosure of confidential or sensitive information' on page 4.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee reviews the Group risk register twice annually and is briefed periodically on the cyber risk landscape and Group cyber resilience by the
Group CISO. The Audit Committee also receives reports from the Corporate Audit Committee, which monitors the effectiveness of risk management and internal controls across the Group’s functions and oversees the Group’s cyber security risk management framework.
The Group maintains a dedicated cyber security team, led by the Group CISO, responsible for developing and implementing the Group’s cyber security strategy, standards and procedures, including to address any material incident that might arise.
The Group's cyber security team has appropriate professional expertise, knowledge and experience in the field, including to identify, assess and manage cyber security risks, maintain appropriate security monitoring, incident response and business continuity procedures, and to implement those should an incident arise. Senior cyber security team members, including the Group CISO, all have prior relevant industry experience.
The Group CISO has over 25 years of information security and IT experience with the Group and previously served as the Deputy CISO for the Group.
Relevant industry certifications are also held within the cyber security team, for example, Certified Information Security Manager (CISM), Certified
Information Systems Auditor (CISA), Certified in Risk and Information Systems Controls (CRISC), Certified Incident Handler, Certified Forensic Analyst
and Certified Information Systems Security Professional.
The Group's cyber security team actively monitors and evaluates the evolving cyber security threat landscape. It assesses the security posture of the Group’s
IDT landscape using various tools, including vulnerability scans, penetration tests and control assessments. Specialists are engaged on an annual basis to assess the Group’s cyber security programme and identify and prioritise cyber security risks and vulnerabilities.
Key findings from these assessments and incident summaries are reported periodically to the Director, Digital & Information, and to the Audit Committee
where applicable, accompanied by recommendations for mitigating or addressing any identified risks. Any significant cyber security incidents would be reported as soon as reasonably practicable to the Audit Committee and the Board in accordance with the Group’s incident response procedures.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee reviews the Group risk register twice annually and is briefed periodically on the cyber risk landscape and Group cyber resilience by the
Group CISO. The Audit Committee also receives reports from the Corporate Audit Committee, which monitors the effectiveness of risk management and internal controls across the Group’s functions and oversees the Group’s cyber security risk management framework.
Cybersecurity Risk Role of Management [Text Block]	The Group maintains a dedicated cyber security team, led by the Group CISO, responsible for developing and implementing the Group’s cyber security strategy, standards and procedures, including to address any material incident that might arise.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Group maintains a dedicated cyber security team, led by the Group CISO, responsible for developing and implementing the Group’s cyber security strategy, standards and procedures, including to address any material incident that might arise.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]
The Group's cyber security team has appropriate professional expertise, knowledge and experience in the field, including to identify, assess and manage cyber security risks, maintain appropriate security monitoring, incident response and business continuity procedures, and to implement those should an incident arise. Senior cyber security team members, including the Group CISO, all have prior relevant industry experience.
The Group CISO has over 25 years of information security and IT experience with the Group and previously served as the Deputy CISO for the Group.
Relevant industry certifications are also held within the cyber security team, for example, Certified Information Security Manager (CISM), Certified
Information Systems Auditor (CISA), Certified in Risk and Information Systems Controls (CRISC), Certified Incident Handler, Certified Forensic Analyst
and Certified Information Systems Security Professional.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Group maintains a dedicated cyber security team, led by the Group CISO, responsible for developing and implementing the Group’s cyber security strategy, standards and procedures, including to address any material incident that might arise.
The Group's cyber security team has appropriate professional expertise, knowledge and experience in the field, including to identify, assess and manage cyber security risks, maintain appropriate security monitoring, incident response and business continuity procedures, and to implement those should an incident arise. Senior cyber security team members, including the Group CISO, all have prior relevant industry experience.
The Group CISO has over 25 years of information security and IT experience with the Group and previously served as the Deputy CISO for the Group.
Relevant industry certifications are also held within the cyber security team, for example, Certified Information Security Manager (CISM), Certified
Information Systems Auditor (CISA), Certified in Risk and Information Systems Controls (CRISC), Certified Incident Handler, Certified Forensic Analyst
and Certified Information Systems Security Professional.
The Group's cyber security team actively monitors and evaluates the evolving cyber security threat landscape. It assesses the security posture of the Group’s
IDT landscape using various tools, including vulnerability scans, penetration tests and control assessments. Specialists are engaged on an annual basis to assess the Group’s cyber security programme and identify and prioritise cyber security risks and vulnerabilities.
Key findings from these assessments and incident summaries are reported periodically to the Director, Digital & Information, and to the Audit Committee
where applicable, accompanied by recommendations for mitigating or addressing any identified risks. Any significant cyber security incidents would be reported as soon as reasonably practicable to the Audit Committee and the Board in accordance with the Group’s incident response procedures.
For additional information on cyber security threats and how these could materially affect our business strategy, results of operations or financial condition, refer to Item 3.D - Group risk factor 'Disruption to the Group’s or its third-party providers’ digital and information technology systems’, including by cyberattack, human error, or the malicious manipulation or disclosure of confidential or sensitive information' on page 4.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true